Related Party Transactions - Additional Information (Detail) - USD ($)			3 Months Ended
	Nov. 10, 2020	Oct. 28, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Dec. 15, 2020
Related Party Transaction [Line Items]
Share price per share					$ 10.00
Proceeds from private placement warrants				$ 9,475,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Borrowings			$ 0	$ 0
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Number of days after the Business Combination determining Private Placement Warrants lock in period			30 days	30 days
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Over-allotment option exercised	fully
IPO [Member]
Related Party Transaction [Line Items]
Share price per share					10.00
Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding	9,343,750
Founder shares agreed to be forfeited	9,343,750
Founder shares subject to forfeiture	9,343,750
Number of years after the Business Combination determining founder shares lock in period			1 year	1 year
Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares owned by Founder Shares	20.00%
Warrant [Member]
Related Party Transaction [Line Items]
Private Placement Warrant exercise price			$ 11.50	$ 11.50
Warrant [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loans convertible amount			$ 1,500,000	$ 1,500,000
Working capital loans conversion price			$ 1.50	$ 1.50
Class B [Member]
Related Party Transaction [Line Items]
Ordinary shares par value			0.0001	0.0001
Class A [Member]
Related Party Transaction [Line Items]
Ordinary shares par value			0.0001	0.0001
Share price per share			9.20	9.20	$ 11.50
Class A [Member] | Share Price Equals Or Exceeds 12 USD [Member]
Related Party Transaction [Line Items]
Share price per share			$ 12.00	$ 12.00
Class A [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Number of consecutive trading days after the Business Combination determining founder shares lock in period			20 days	20 days
Number of trading days after the Business Combination determining founder shares lock in period			30 days	30 days
Threshold days after the Business Combination determining founder shares lock in period			150 days	150 days
Sponsor [Member] | Office Space And Administrative Support Services [Member]
Related Party Transaction [Line Items]
Related party expense			$ 0
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Private placement warrants shares issued			6,316,667	6,316,667
Private placement warrants shares issued price per share			$ 1.50	$ 1.50
Proceeds from private placement warrants			$ 9,500,000	$ 9,500,000
Sponsor [Member] | IPO [Member] | Commercial Paper [Member]
Related Party Transaction [Line Items]
Promissory note, Face amount		$ 300,000
Promissory note, Interest rate		0.00%
Borrowings					$ 128,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares surrendered shares	718,750
Founder Shares surrendered shares, Value	$ 0
Sponsor [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Founder shares outstanding	1,218,750
Founder shares agreed to be forfeited	1,218,750
Founder shares subject to forfeiture	1,218,750
Sponsor [Member] | Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Proceeds from stock issuance		$ 25,000
Issuance of Ordinary shares		10,062,500
Ordinary shares par value		$ 0.0001
Underwriters [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Founder shares outstanding	1,218,750					0
Founder shares agreed to be forfeited	1,218,750					0
Founder shares subject to forfeiture	1,218,750					0